SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	350000000000.00%
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	10000.00%
Brookfield Renewable Partners L.P. (“BEP”)5
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	54.80%	54.40%
Brookfield Infrastructure Partners L.P. (“BIP”)6
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	73.80%	73.90%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	57.30%	59.00%
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	31.10%	26.80%
Brookfield Asset Management ULC (BAM) | Via BWS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	400.00%